Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt Outstanding
Debt outstanding consisted of the following (in millions):

	Maturity Date	December 31, 2022	December 31, 2021
Term Loan	May 1, 2024	$65	$72
Term Loan, Amended	October 31, 2026	—	1,958
Term Loan, Third Incremental (1)	August 31, 2028	—	517
Term Loan, B-1 (2)	August 31, 2028	2,448	—
Secured Senior Notes	June 1, 2025	310	314
$294 million Revolving Credit Facility, Amended	August 31, 2026	—	—
Other	June 30, 2022	—	7

Total debt, net		2,823	2,868
Less: current portion of long-term debt, net		(31)	(38)

Total long-term debt, net		$2,792	$2,830

(1)	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
(2)	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.

Schedule of Aggregate Contractual Principal Payments	Aggregate contractual principal payments as of December 31, 2022 are as follows (in millions):

2023	$31
2024	83
2025	325
2026	25
2027	25
Thereafter	2,331

Total payments	$2,820